Trade and Other Receivables - Summary of Loss Allowance on Accounts Receivable - Trade (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Gross amount	₩ 2,247,895	₩ 2,019,933
Trade and other receivables [member]
Disclosure of financial assets [line items]
Loss allowance	₩ 249,501	₩ 260,157	₩ 239,448
Not Later Than Six Months [member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.34%
Gross amount	₩ 1,180,733
Loss allowance	₩ 15,822
Not Later Than Six Months [member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	3.49%
Gross amount	₩ 1,052,530
Loss allowance	₩ 36,696
More Than 6 Months [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	63.33%
Gross amount	₩ 44,972
Loss allowance	₩ 28,481
More Than 6 Months [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	56.01%
Gross amount	₩ 5,162
Loss allowance	₩ 2,891
1 - 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	85.89%
Gross amount	₩ 110,038
Loss allowance	₩ 94,509
1 - 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	45.99%
Gross amount	₩ 20,252
Loss allowance	₩ 9,313
More than 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	97.49%
Gross amount	₩ 28,300
Loss allowance	₩ 27,589
More than 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	61.72%
Gross amount	₩ 55,409
Loss allowance	₩ 34,200